Investments in subsidiaries (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 INR (₨)	Dec. 31, 2020 USD ($)
Disclosure of subsidiaries [line items]
Issued and paid up capital/registered capital | $	$ 1,493				$ 53,240,604
Prenetics Pte. . Ltd.
Disclosure of subsidiaries [line items]
Issued and paid up capital/registered capital | $		$ 10
Effective interest	100.00%
Proportion of ownership interest held by subsidiary	100.00%	100.00%	100.00%	100.00%
Prenetics EMEA Limited (formerly known as DNAFit Life Sciences Limited)
Disclosure of subsidiaries [line items]
Issued and paid up capital/registered capital | £			£ 76,765.81
Effective interest	100.00%
Proportion of ownership interest held by subsidiary	100.00%	100.00%	100.00%	100.00%
Prenetics Innovation Labs Private Limited
Disclosure of subsidiaries [line items]
Issued and paid up capital/registered capital | ₨				₨ 500,000
Effective interest	100.00%
Proportion of ownership interest held by subsidiary	100.00%	100.00%	100.00%	100.00%
Oxsed Limited (note 32)
Disclosure of subsidiaries [line items]
Issued and paid up capital/registered capital | £			£ 1
Effective interest	100.00%
Proportion of ownership interest held by subsidiary	100.00%	100.00%	100.00%	100.00%